Commitments and Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 527,251,000
Payments to Acquire Debt Securities, Available-for-Sale	$ 5,000,000		$ (0)	$ (0)
Dual Fuel LNG Powered Aframax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
DP2 Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
MR Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
Eight Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2024	$ 184,773,000
Payable in 2025	289,760,000
Seven Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2026	52,718,000
Two dual fuel LNG LR2 aframaxes, One Super Eco Suezmax and Two 1A Ice-class Aframaxes [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Debt Securities, Available-for-Sale		$ 350,000,000
Proceeds from Issuance of Debt	$ 245,000,000